JPMorgan SmartRetirement® 2035 Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 74.1%
Fixed Income — 29.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	23,526	239,729
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	100,158	718,131
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,307	32,957
JPMorgan High Yield Fund Class R6 Shares (a)	15,160	97,483
Total Fixed Income		1,088,300
International Equity — 7.9%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	683	20,788
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,630	73,431
JPMorgan International Equity Fund Class R6 Shares (a)	10,150	203,705
Total International Equity		297,924
U.S. Equity — 37.2%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	8,328	323,869
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	369	21,145
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	919	20,425
JPMorgan Small Cap Value Fund Class R6 Shares (a)	735	20,905
JPMorgan U.S. Equity Fund Class R6 Shares (a)	14,398	341,802
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	8,331	340,399
JPMorgan Value Advantage Fund Class R6 Shares (a)	8,380	325,999
Total U.S. Equity		1,394,544
Total Investment Companies (Cost $2,083,577)		2,780,768
Exchange-Traded Funds — 24.4%
Alternative Assets — 1.4%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	148	13,038
JPMorgan Realty Income ETF (a)	886	38,864
Total Alternative Assets		51,902
Fixed Income — 0.6%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	506	23,372
International Equity — 12.3%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	2,296	84,139
JPMorgan International Research Enhanced Equity ETF (a)	6,049	378,800
Total International Equity		462,939
International Funds — 7.0%
JPMorgan Global Select Equity ETF (a)	4,594	263,727
U.S. Equity — 3.1%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,238	114,473
Total Exchange-Traded Funds (Cost $794,189)		916,413
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $4,348)	4,378	4,343

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c) (Cost $51,717)	51,717	51,717
Total Investments — 100.0% (Cost $2,933,831)		3,753,241
Other Assets Less Liabilities — 0.0% ^		1,792
NET ASSETS — 100.0%		3,755,033

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2024.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	1,257	06/21/2024	USD	65,917	(73)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$916,413	$—	$—	$916,413
Investment Companies	2,780,768	—	—	2,780,768

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$4,343	$—	$4,343
Short-Term Investments
Investment Companies	51,717	—	—	51,717
Total Investments in Securities	$3,748,898	$4,343	$—	$3,753,241
Depreciation in Other Financial Instruments
Futures Contracts	$(73)	$—	$—	$(73)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$73,959	$20,220	$10,965	$(1,414)	$2,339	$84,139	2,296	$2,120	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	14,120	553	2,350	(65)	780	13,038	148	346	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	102,150	19,523	24,282	(66)	17,148	114,473	1,238	1,030	— (b)
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	3,903	21,420	2,152	(350)	551	23,372	506	277	—
JPMorgan Core Bond Fund Class R6 Shares (a)	282,832	28,216	71,526	(8,344)	8,551	239,729	23,526	6,630	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	624,553	168,990	75,426	(12,558)	12,572	718,131	100,158	20,161	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,294	29,983	—	—	680	32,957	5,307	332	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	11,502	9,794	1,215	(61)	768	20,788	683	188	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	91,064	6,423	25,546	(1,631)	3,121	73,431	4,630	2,559	—
JPMorgan Global Select Equity ETF (a)	—	243,527	15,965	709	35,456	263,727	4,594	448	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	409,862	9,633	171,564	48,704	27,234	323,869	8,328	—	2,125
JPMorgan High Yield Fund Class R6 Shares (a)	94,320	39,587	40,797	(2,261)	6,634	97,483	15,160	6,007	—
JPMorgan International Equity Fund Class R6 Shares (a)	269,333	5,128	84,217	(10,554)	24,015	203,705	10,150	5,128	—
JPMorgan International Research Enhanced Equity ETF (a)	500,580	29,552	187,657	10,282	26,043	378,800	6,049	12,893	—
JPMorgan Realty Income ETF (a)	41,545	2,243	6,587	(673)	2,336	38,864	886	842	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	43,241	3,447	27,057	1,347	167	21,145	369	441	1,314
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	22,675	2,197	7,282	(1,811)	4,646	20,425	919	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	21,658	1,410	5,130	(337)	3,304	20,905	735	274	29
JPMorgan U.S. Equity Fund Class R6 Shares (a)	386,072	12,839	112,672	29,332	26,231	341,802	14,398	2,502	3,498

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c)	$90,443	$556,430	$595,156	$—	$—	$51,717	51,717	$3,079	$—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	386,004	9,333	117,040	18,813	43,289	340,399	8,331	3,287	460
JPMorgan Value Advantage Fund Class R6 Shares (a)	404,970	37,833	148,361	14,242	17,315	325,999	8,380	6,875	19,628
Total	$3,877,080	$1,258,281	$1,732,947	$83,304	$263,180	$3,748,898		$75,419	$27,054

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2024.
*	Non-income producing security.